Derivative Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Derivatives [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 68
Cash flow hedge, reclassified to earnings, net	0	$ 0
Exposure Associated With Collateralization Events	$ 0	$ 0
Indexed Annuity [Member]
Credit Derivatives [Line Items]
Derivative term	6 years
Maximum [Member]
Credit Derivatives [Line Items]
Non-performance Risk Adjustment	$ 0